Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
(the “Fund”)
Supplement dated November 19, 2025 (the “Supplement”) to the Fund’s
Summary Prospectuses and Prospectuses, each dated September 26, 2025, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Large Cap Focus Growth Fund, Inc. — Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 companies that Fund management believes have strong earnings and revenue growth and capital appreciation potential (also known as “aggressive growth companies”). Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock and other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”) which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies. The Fund may also purchase convertible securities.

BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
(the “Fund”)
Supplement dated November 19, 2025 (the “Supplement”) to the Fund’s
Summary Prospectuses and Prospectuses, each dated September 26, 2025, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The section of the Summary Prospectuses entitled “Key Facts About BlackRock Large Cap Focus Growth Fund, Inc. — Principal Investment Strategies of the Fund” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Large Cap Focus Growth Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund is an aggressive growth fund that generally invests in not less than 25 to not more than 60 companies that Fund management believes have strong earnings and revenue growth and capital appreciation potential (also known as “aggressive growth companies”). Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock and other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”) which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies. The Fund may also purchase convertible securities.